Risk Management (Details 8) - Operations Outstanding [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value of asset position	R$ 3,374,073
Fair value of liability position	3,306,633
Fair value, net	67,440
Gain loss derivatives swap	24,690
Derivative instruments	42,750
Fair value	(34,388)
Cost Of Hedged Instruments Reclassified Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position
Fair value of liability position
Fair value, net
Gain loss derivatives swap
Derivative instruments	(55,402)
Fair value
Other Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position
Fair value of liability position
Fair value, net
Gain loss derivatives swap
Derivative instruments	12,652
Fair value
Deferred Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position
Fair value of liability position
Fair value, net
Gain loss derivatives swap
Derivative instruments	(4,302)
Fair value
Other Comprehensive Income Net [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position
Fair value of liability position
Fair value, net
Gain loss derivatives swap
Derivative instruments	8,350
Fair value
Currency Of JPY [Member]
IfrsStatementLineItems [Line Items]
Notional value	36,787,581
Fair value of asset position	1,487,655
Fair value of liability position	1,462,965
Fair value, net	24,690
Gain loss derivatives swap	24,690
Derivative instruments
Fair value	R$ (34,388)
Currency Of JPY [Member] | JICA 15 CONS [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 15 CONS
Notional value	R$ 3,927,290
Fair value of asset position	154,834
Fair value of liability position	156,205
Fair value, net	(1,371)
Gain loss derivatives swap	(1,371)
Derivative instruments
Fair value	R$ 326
Currency Of JPY [Member] | JICA 15 WORK [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 15 WORK
Notional value	R$ 1,834,860
Fair value of asset position	75,069
Fair value of liability position	73,013
Fair value, net	2,056
Gain loss derivatives swap	2,056
Derivative instruments
Fair value	R$ (2,550)
Currency Of JPY [Member] | JICA 17 WORK [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 17 WORK
Notional value	R$ 2,559,546
Fair value of asset position	105,119
Fair value of liability position	101,762
Fair value, net	3,357
Gain loss derivatives swap	3,357
Derivative instruments
Fair value	R$ (4,027)
Currency Of JPY [Member] | JICA 17 CONS [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 17 CONS
Notional value	R$ 616,110
Fair value of asset position	25,302
Fair value of liability position	24,476
Fair value, net	826
Gain loss derivatives swap	826
Derivative instruments
Fair value	R$ (984)
Currency Of JPY [Member] | JICA 18 WORK [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 18 WORK
Notional value	R$ 1,781,080
Fair value of asset position	70,242
Fair value of liability position	70,869
Fair value, net	(627)
Gain loss derivatives swap	(627)
Derivative instruments
Fair value	R$ 153
Currency Of JPY [Member] | JICA 18 CONS [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 18 CONS
Notional value	R$ 3,399,720
Fair value of asset position	134,034
Fair value of liability position	135,221
Fair value, net	(1,187)
Gain loss derivatives swap	(1,187)
Derivative instruments
Fair value	R$ 282
Currency Of JPY [Member] | JICA 19 WORK [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 19 WORK
Notional value	R$ 20,139,925
Fair value of asset position	823,242
Fair value of liability position	800,959
Fair value, net	22,283
Gain loss derivatives swap	22,283
Derivative instruments
Fair value	R$ (27,597)
Currency Of JPY [Member] | JICA 19 CONS [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen
Financing	JICA 19 CONS
Notional value	R$ 2,529,050
Fair value of asset position	99,813
Fair value of liability position	100,460
Fair value, net	(647)
Gain loss derivatives swap	(647)
Derivative instruments
Fair value	9
Currency Of USD [Member]
IfrsStatementLineItems [Line Items]
Notional value	303,978
Fair value of asset position	1,886,418
Fair value of liability position	1,843,668
Fair value, net	42,750
Gain loss derivatives swap
Derivative instruments	42,750
Fair value
Currency Of USD [Member] | IDB 1212 [Member]
IfrsStatementLineItems [Line Items]
Currency	US$
Financing	IDB 1212
Notional value	R$ 10,278
Fair value of asset position	65,698
Fair value of liability position	62,314
Fair value, net	3,384
Gain loss derivatives swap
Derivative instruments	3,384
Fair value
Currency Of USD [Member] | IDB 4623 [Member]
IfrsStatementLineItems [Line Items]
Currency	US$
Financing	IDB 4623
Notional value	R$ 156,958
Fair value of asset position	972,082
Fair value of liability position	951,770
Fair value, net	20,312
Gain loss derivatives swap
Derivative instruments	20,312
Fair value
Currency Of USD [Member] | IBRD 7662-BR [Member]
IfrsStatementLineItems [Line Items]
Currency	US$
Financing	IBRD 7662-BR
Notional value	R$ 57,848
Fair value of asset position	355,973
Fair value of liability position	350,680
Fair value, net	5,293
Gain loss derivatives swap
Derivative instruments	5,293
Fair value
Currency Of USD [Member] | IBRD 8916 [Member]
IfrsStatementLineItems [Line Items]
Currency	US$
Financing	IBRD 8916
Notional value	R$ 78,894
Fair value of asset position	492,665
Fair value of liability position	478,904
Fair value, net	13,761
Gain loss derivatives swap
Derivative instruments	13,761
Fair value